Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Company's Deferred Tax Assets and Liabilities

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31, 2012 $	December 31, 2011 $
Deferred tax assets:
Vessels and equipment	58,825	76,582
Tax losses carried forward(1)	427,443	380,299
Other	64,194	95,312

Total deferred tax assets	550,462	552,193

Deferred tax liabilities:
Vessels and equipment	26,503	60,776
Long-term debt	33,764	24,918
Other	40,117	45,624

Total deferred tax liabilities	100,384	131,318
Net deferred tax assets	450,078	420,875
Valuation allowance	(421,343)	(398,559)

Net deferred tax assets	28,735	22,316

(1)	Substantially all of the Company’s net operating loss carryforwards of $1.69 billion relate to its Australian ship-owning subsidiaries and its Norwegian subsidiaries. These net operating loss carryforwards are available to offset future taxable income in the respective jurisdictions, and can be carried forward indefinitely.

Components of Provision for Income Taxes

The components of the provision for income taxes are as follows:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $
Current	9,167	(6,768)	(13,129)
Deferred	5,239	2,478	19,469

Income tax recovery (expense)	14,406	(4,290)	6,340

Reconciliations of Income Tax Rates and Actual Tax Charge

Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $
Net loss before taxes	(325,522)	(372,131)	(172,975)
Net loss not subject to taxes	(129,307)	(341,473)	(416,684)

Net (loss) income subject to taxes	(196,215)	(30,658)	243,709

At applicable statutory tax rates	(15,808)	(8,987)	57,737
Permanent and currency differences	(253,143)	(172,368)	(104,514)
Adjustments to valuation allowances and uncertain tax positions	250,327	179,675	40,863
Other	4,218	5,970	(426)

Tax expense (recovery) related to the current year	(14,406)	4,290	(6,340)

Unrecognized Tax Benefits, Recorded in Other Long-term Liabilities

The following is a roll-forward of the Company’s unrecognized tax benefits, recorded in other long-term liabilities, from January 1, 2010 to December 31, 2012:

	Year ended December 31, 2012 $	Year ended December 31, 2011 $	Year ended December 31, 2010 $
Balance of unrecognized tax benefits as at January 1	39,804	45,302	40,943
Increase for positions taken in prior years	—	83	4,037
Increase for positions related to the current year	4,560	3,308	8,979
Decreases for positions taken in prior years	(5,085)	—	(4,557)
Decreases related to statute of limitations	(9,915)	(8,889)	(4,100)

Balance of unrecognized tax benefits as at December 31	29,364	39,804	45,302